united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 10/31

Date of reporting period: 1/31/20

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

F/m Investments European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020
Shares		Fair Value
	COMMON STOCK - 75.0%
	AIRLINES - 1.6%
2,347	Wizz Air Holdings PLC * ^	$ 129,538

	APPAREL - 1.4%
21,338	BasicNet SpA *	114,450

	AUTO MANUFACTURERS - 1.8%
2,812	PIERER Mobility AG	144,616

	AUTO PARTS & EQUIPMENT - 3.1%
6,187	CIE Automotive SA ^	135,826
1,524	MBB SE	114,170
		249,996
	COMMERCIAL SERVICES - 5.6%
35,580	Europcar Mobility Group ^	145,102
26,944	IWG PLC ^	156,846
22,664	Marlowe PLC *	146,988
		448,936
	COMPUTERS - 1.7%
4,482	Jenoptik AG	123,777
674	QT Group Oyj *	16,656
		140,433
	DISTRIBUTION/WHOLESALE - 1.8%
22,914	Fourlis Holdings SA *	144,742

	DIVERSIFIED FINANCIAL SERVICES - 2.1%
26,922	Banca Farmafactoring SpA ^	165,584

	ELECTRONICS- 1.7%
4,372	Detection Technology Oy	136,631

	ENGINEERING & CONSTRUCTION - 1.7%
9,679	Instalco AB ^	137,574

	ENVIRONMENTAL CONTROL - 2.0%
337,588	Renewi PLC	158,423

	FOOD - 1.9%
36,971	Raisio Oyj	150,774

	FOOD SERVICE - 2.6%
2,064	DO & CO AG ^	205,859

	FOREST PRODUCTS & PAPER - 1.6%
21,330	Altri SGPS SA * ^	131,900

	HEALTHCARE - SERVICES - 4.2%
23,490	Ambea AB ^	189,360
8,129	M1 Kliniken AG	150,893
		340,253
	HOME BUILDERS - 3.6%
165,386	Glenveagh Properties PLC * ^	161,287
12,449	Redrow PLC ^	130,462
		291,749
	INSURANCE - 2.5%
20,445	Lancashire Holdings Ltd. ^	201,591

	INVESTMENT COMPANIES - 3.1%
206,808	Duke Royalty Ltd.	126,220
220,000	Stirling Industries PLC * #	123,252
		249,472
	LEISURE TIME - 4.6%
41,463	Gym Group PLC ^	161,510
9,323	MIPS AB	208,443
		369,953
	LODGING - 1.7%
27,595	Dalata Hotel Group PLC ^	139,601

	MACHINERY - DIVERSIFIED - 1.9%
33,195	Marel HF	156,711

	PACKAGING & CONTAINERS - 1.8%
9,722	Zignago Vetro SpA ^	145,448

	PRIVATE EQUITY - 1.5%
129,370	IP Group PLC *	117,840

	REAL ESTATE - 1.4%
103,242	Foxtons Group PLC *	113,094

	RETAIL - 5.5%
169,028	Brickability Group PLC	165,996
49,187	City Pub Group PLC	122,220
45,700	Loungers PLC *	155,123
		443,339
	SOFTWARE - 4.8%
8,389	Bigben Interactive *	130,340
4,763	Frontier Developments PLC *	88,654
25,007	Team17 Group PLC *	164,821
		383,815

F/m Investments European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020
Shares		Fair Value
	COMMON STOCK (Continued) - 75.0%
	TEXTILES - 1.9%
3,653	Marimekko Oyj	$ 154,643

	TRANSPORTATION - 5.9%
3,570	Construcciones y Auxiliar de Ferrocarriles SA ^	158,449
258,412	Eddie Stobart Logistics PLC #	20,438
21,364	Goodbulk Ltd. * #	292,492
		471,379

	TOTAL COMMON STOCK (Cost - $5,864,355)	6,038,344

	SHORT-TERM INVESTMENT - 16.6%
	MONEY MARKET FUND - 16.6%
666,363	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 1.46% **	666,363
666,363	Short-Term Investment Trust - Invesco Treasury Portfolio, Institutional Class, 1.47% **	666,363
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,332,726)	1,332,726

	TOTAL INVESTMENTS - 91.6% (Cost - $7,197,081)	$ 7,371,070
	SECURITIES SOLD SHORT - (33.1) % (Proceeds - $2,703,599)	(2,666,662)
	OTHER ASSETS LESS LIABILITIES - 41.5%	3,347,396
	NET ASSETS - 100.0%	$ 8,051,804

	SECURITIES SOLD SHORT - (33.1)%
	AUTO MANUFACTURERS - (1.5) %
1,034	Autoneum Holding AG	119,433

	CHEMICALS - (1.4) %
2,862	Fuchs Petrolub SE	116,559

	COMMERCIAL SERVICES - (2.7) %
10,391	Aggreko PLC	105,607
12,501	Bravida Holding AB	114,003
		219,610
	COMPUTERS - (0.6) %
1,602	Kapsch TrafficCom AG	46,159

	DIVERSIFIED FINANCIAL SERVICES - (2.8) %
1,233	GRENKE AG	122,909
13,027	Sanne Group PLC	103,205
		226,114
	ELECTRONICS - (1.3) %
3,043	Spectris PLC	106,139

	ENERGY ALTERNATE SOURCES - (2.9) %
1,105	Landis+Gyr Group AG	101,397
8,079	Siemens Gamesa Renewable Energy SA	128,970
		230,367
	FOOD - (4.3) %
3,647	Greggs PLC	108,361
914	Kerry Group PLC	116,787
2,225	Viscofan SA	118,553
		343,701
	HEALTHCARE - PRODUCTS - (1.4) %
2,332	GN Store Nord A/S	115,816

	LEISURE TIME - (1.4) %
9,221	Technogym SpA	114,756

	MACHINERY - DIVERSIFIED - (2.2) %
67,777	Heidelberger Druckmaschinen AG *	66,999
1,837	Stabilus SA *	112,130
		179,129
	MEDIA - (2.6) %
4,074	Future PLC	68,740
18,442	Pearson PLC	138,179
		206,919
	METAL FABRICATE/HARDWARE - (1.9) %
3,019	Norma Group SE	110,273
3,086	Troax Group AB	41,814
		152,087
	MISCELLANEOUS MANUFACTURING - (1.9) %
3,177	Stadler Rail AG *	151,529

	PHARMACEUTICALS - (1.3) %
2,355	BioGaia AB	102,007

	SEMICONDUCTORS - (2.9) %
1,703	Melexis NV	121,540
1,277	u-blox Holding AG	114,797
		236,337

	TOTAL SECURITIES SOLD SHORT (Proceeds - $2,703,599)	2,666,662

PLC - Public Limited Company
* Non-income producing security.
^ All or a portion of these securities are held as collateral for securities sold short.
# Fair valued security, the value of this security has been determined in good faith under the policies of the Board of Trustees.
** Money market fund; interest rate reflects effective yield on January 31, 2020.

F/m Investments European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
British Pound	2/13/2020	Goldman Sachs	309,602	$ 408,213	$ 5,541
Danish Krone	2/13/2020	Goldman Sachs	752,589	111,671	(575)
Swiss Franc	2/13/2020	Goldman Sachs	68,373	70,936	233
Swiss Franc	2/13/2020	Goldman Sachs	175,316	181,889	463
				$ 772,709	$ 5,662
To Sell:
British Pound	2/13/2020	Goldman Sachs	1,469,947	$ 1,938,141	$ (25,024)
Euro	2/13/2020	Goldman Sachs	1,654,171	1,834,130	8,423
Euro	2/13/2020	Goldman Sachs	161,719	179,313	(1,192)
Norwegian Krone	2/13/2020	Goldman Sachs	2,884,140	312,898	11,798
Swedish Krona	2/13/2020	Goldman Sachs	4,352,312	451,734	8,826
				$ 4,716,216	$ 2,831

Total					$ 8,493

F/m Investments European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Forward foreign currency exchange contracts (‘forward contracts”) are valued at the forward rate. Investments values in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following tables summarize the inputs used as of January 31, 2020 for the Fund’s investments measured at fair value:
F/m Investments European L/S Small Cap Fund
Assets *		Level 1	Level 2	Level 3	Total
Common Stock		$ 6,038,344	$ -	$ -	$ 6,038,344
Forward Currency Contracts		-	8,493	-	8,493
Money Market Funds		1,332,726	-	-	1,332,726
Total		$ 7,371,070	$ 8,493	$ -	$ 7,379,563
Liabilities*
Securities Sold Short		$ 2,666,662	$ -	$ -	$ 2,666,662
Total		$ 2,666,662	$ -	$ -	$ 2,666,662

The Funds did not hold any Level 3 securities during the period.
* Refer to the Portfolio of Investments for industry classification.
F/m Investments European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

Foreign Currency Translations – The accounting records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.
The following table is a summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Funds as of January 31, 2020 categorized by risk exposure.

Balter European L/S Small Cap Fund
Unrealized appreciation/(depreciation) on derivatives
	Currency	Total Value at January 31, 2020
Forward Currency Contracts	$ 8,493	$ 8,493
Total	$ 8,493	$ 8,493

The notional value of the derivative instruments outstanding as of January 31, 2020 as disclosed in the Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Aggregate Unrealized Appreciation and Depreciation
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at January 31, 2020, was as follows:
		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
F/m Investments European L/S Small Cap Fund	5,421,695	866,649	(1,583,936)	(717,287)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/27/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/27/20

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 3/27/20